11. Advances from Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Advances from related parties
	March 31, 2016	December 31, 2015
Advances from CFO	$37,988	$89,359
Conversion payable to Great Coin	91,852	–
Advances from Great Coin	116,318	–
	$246,157	$89,359

	2015	2014
Advances from our CFO (former CEO)	$89,359	$142,203
Advances from Shareholder	–	15,000
	$89,359	$157,203